Rafferty Asset Management, LLC
535 Madison Avenue, 37th Floor
New York, New York 10022
June 9, 2026
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Funds noted on Appendix A that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated May 29, 2026, filed electronically as Post-Effective Amendment No. 470 to the Trust’s Registration Statement on Form N-1A on May 29, 2026.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463, Fatima Sulaiman of K&L Gates at (202) 778-9082, or Frank Na of K&L Gates at (202) 778-9473.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
General Counsel
Rafferty Asset Management, LLC

Appendix A
Direxion Daily AAL Bull 2X ETF
Direxion Daily ABNB Bull 2X ETF
Direxion Daily CAT Bull 2X ETF
Direxion Daily CCL Bull 2X ETF
Direxion Daily CMG Bull 2X ETF
Direxion Daily COST Bull 2X ETF
Direxion Daily CRM Bull 2X ETF
Direxion Daily DAL Bull 2X ETF
Direxion Daily DIS Bull 2X ETF
Direxion Daily DKNG Bull 2X ETF
Direxion Daily GM Bull 2X ETF
Direxion Daily KO Bull 2X ETF
Direxion Daily LCID Bull 2X ETF
Direxion Daily LUV Bull 2X ETF
Direxion Daily MARA Bull 2X ETF
Direxion Daily NKE Bull 2X ETF
Direxion Daily O Bull 2X ETF
Direxion Daily PDD Bull 2X ETF
Direxion Daily RBLX Bull 2X ETF
Direxion Daily RDDT Bull 2X ETF
Direxion Daily RKLB Bull 2X ETF
Direxion Daily SBUX Bull 2X ETF
Direxion Daily SONY Bull 2X ETF
Direxion Daily TGT Bull 2X ETF
Direxion Daily UAL Bull 2X ETF
Direxion Daily UBER Bull 2X ETF
Direxion Daily V Bull 2X ETF
Direxion Daily WMT Bull 2X ETF
Direxion Daily XYZ Bull 2X ETF
Direxion Daily AAL Bear 1X ETF
Direxion Daily ABNB Bear 1X ETF
Direxion Daily ADBE Bear 1X ETF
Direxion Daily ASML Bear 1X ETF
Direxion Daily BABA Bear 1X ETF
Direxion Daily CAT Bear 1X ETF
Direxion Daily CCL Bear 1X ETF
Direxion Daily CMG Bear 1X ETF
Direxion Daily COIN Bear 1X ETF
Direxion Daily COST Bear 1X ETF
Direxion Daily CRM Bear 1X ETF
Direxion Daily DAL Bear 1X ETF
Direxion Daily DIS Bear 1X ETF
Direxion Daily DKNG Bear 1X ETF

Direxion Daily GM Bear 1X ETF
Direxion Daily HOOD Bear 1X ETF
Direxion Daily INTC Bear 1X ETF
Direxion Daily KO Bear 1X ETF
Direxion Daily LCID Bear 1X ETF
Direxion Daily LUV Bear 1X ETF
Direxion Daily MARA Bear 1X ETF
Direxion Daily MRVL Bear 1X ETF
Direxion Daily NKE Bear 1X ETF
Direxion Daily O Bear 1X ETF
Direxion Daily PDD Bear 1X ETF
Direxion Daily PYPL Bear 1X ETF
Direxion Daily RBLX Bear 1X ETF
Direxion Daily RDDT Bear 1X ETF
Direxion Daily RKLB Bear 1X ETF
Direxion Daily SBUX Bear 1X ETF
Direxion Daily SOFI Bear 1X ETF
Direxion Daily SONY Bear 1X ETF
Direxion Daily TGT Bear 1X ETF
Direxion Daily TXN Bear 1X ETF
Direxion Daily UAL Bear 1X ETF
Direxion Daily UBER Bear 1X ETF
Direxion Daily UNH Bear 1X ETF
Direxion Daily V Bear 1X ETF
Direxion Daily WMT Bear 1X ETF
Direxion Daily XYZ Bear 1X ETF
Direxion Daily Communication Services Top 5 Bull 2X ETF
Direxion Daily Communication Services Top 5 Bear 2X ETF
Direxion Daily Consumer Staples Top 5 Bull 2X ETF
Direxion Daily Consumer Staples Top 5 Bear 2X ETF
Direxion Daily Healthcare Top 5 Bull 2X ETF
Direxion Daily Healthcare Top 5 Bear 2X ETF
Direxion Daily Industrials Top 5 Bull 2X ETF
Direxion Daily Industrials Top 5 Bear 2X ETF
Direxion Daily Materials Top 5 Bull 2X ETF
Direxion Daily Materials Top 5 Bear 2X ETF
Direxion Daily Real Estate Top 5 Bull 2X ETF
Direxion Daily Real Estate Top 5 Bear 2X ETF
Direxion Daily Utilities Top 5 Bull 2X ETF
Direxion Daily Utilities Top 5 Bear 2X ETF
Direxion Daily Next Gen Bull 2X ETF
Direxion Daily Next Gen Bear 2X ETF
Direxion Daily S&P Top 20 US Stocks Bull 2X ETF
Direxion Daily Qs Top 30 Stocks Bull 2X ETF

Direxion Daily Gold Miners Top 5 Bull 2X ETF
Direxion Daily Next Gen Bear 1X ETF
Direxion Daily S&P Top 20 US Stocks Bear 1X ETF
Direxion Daily Qs Top 30 Stocks Bear 1X ETF
Direxion Daily Gold Miners Top 5 Bear 1X ETF